BARON SELECT FUNDS®

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated April 30, 2025, as supplemented

The Prospectus and SAI are hereby revised as follows:

Effective June 1, 2026, Baron Growth Fund’s name will change to Baron Generational Growth Fund. Accordingly, effective June 1, 2026, all references to Baron Growth Fund in the Prospectus and Statement of Additional Information of Baron Select Funds will be replaced with Baron Generational Growth Fund.

Dated: April 2, 2026	STICKER-STATPROSELECT 4/2/26